Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Book value of the collateral	R$ 2,962,816	R$ 2,781,061
Land [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax
Book value of the collateral	R$ 87,530	90,757
Buildings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax
Book value of the collateral	R$ 1,395,846	1,298,326
Machinery [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/labor/tax/civil
Book value of the collateral	R$ 1,464,229	1,376,186
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax
Book value of the collateral	R$ 15,102	15,632
Vehicles [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax
Book value of the collateral	R$ 109	R$ 160